INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Provision for income taxes for discontinued operations				$ 5	$ 249
Income tax provision (benefit)		$ (40)	$ (79)	(305)	(361)
Effective tax rate (in percent)		8.40%	(15.70%)
Deferred income tax assets for tax credit carryforwards		$ 111
Net operating loss carryforwards		657
Interest limitation carryforward		13		114
Valuation allowance		625		655
Deferred income tax liabilities associated with future repatriations		10
Reserve for uncertain tax positions	$ 431	431	$ 431	280	286	$ 303
Amount included in reserve for uncertain tax positions that would affect effective income tax rate if recognized		360
Interest and penalties recognized for uncertain tax positions		13	33	28	26
Accrued interest and penalties for uncertain tax positions		144		104
Deferred Tax Asset, Interest Carryforward
Operating Loss Carryforwards [Line Items]
Reversal of valuation allowance	$ 114
Equity Method Investees
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit)		$ 1	$ 2	$ (1)	$ (10)
Effective tax rate (in percent)		1.00%	1.20%	0.30%	2.70%